14. PROPERTY, PLANT AND EQUIPMENT, NET (Details 3) - ha	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	9,700	9,524
Vineyards in development	1,620	1,473
Total planted vineyards	11,319	10,997
Land rotation	1,461	1,515
Fruit trees	3	3
Total agricultural area	12,783	12,515
Chile
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	8,193	8,004
Vineyards in development	1,525	1,384
Total planted vineyards	9,717	9,388
Land rotation	1,175	1,229
Fruit trees	0	0
Total agricultural area	10,892	10,617
Chile | Limarí
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	928	921
Vineyards in development	161	85
Total planted vineyards	1,089	1,006
Land rotation	223	244
Fruit trees	0	0
Total agricultural area	1,312	1,250
Chile | Casablanca
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	391	380
Vineyards in development	30	44
Total planted vineyards	421	424
Land rotation	0	0
Fruit trees	0	0
Total agricultural area	421	424
Chile | Aconcagua
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	97	97
Vineyards in development	0	0
Total planted vineyards	97	97
Land rotation	0	0
Fruit trees	0	0
Total agricultural area	97	97
Chile | Leyda
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	130	130
Vineyards in development	0	0
Total planted vineyards	130	130
Land rotation	0	0
Fruit trees	0	0
Total agricultural area	130	130
Chile | Maipo
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	771	771
Vineyards in development	73	81
Total planted vineyards	844	852
Land rotation	19	21
Fruit trees	0	0
Total agricultural area	863	873
Chile | Cachapoal
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	1,234	1,178
Vineyards in development	296	324
Total planted vineyards	1,530	1,502
Land rotation	70	97
Fruit trees	0	0
Total agricultural area	1,600	1,599
Chile | Colchagua
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	1,955	1,947
Vineyards in development	248	208
Total planted vineyards	2,202	2,155
Land rotation	102	150
Fruit trees	0	0
Total agricultural area	2,304	2,305
Chile | Curicó
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	633	598
Vineyards in development	61	96
Total planted vineyards	694	694
Land rotation	3	4
Fruit trees	0	0
Total agricultural area	697	698
Chile | Maule
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	2,054	1,982
Vineyards in development	656	546
Total planted vineyards	2,710	2,528
Land rotation	546	713
Fruit trees	0	0
Total agricultural area	3,256	3,241
Chile | Bío - Bío
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	0
Vineyards in development	0
Total planted vineyards	0
Land rotation	212
Fruit trees	0
Total agricultural area	212
Argentina
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	1,117	1,117
Vineyards in development	23	23
Total planted vineyards	1,140	1,140
Land rotation	285	285
Fruit trees	0	0
Total agricultural area	1,425	1,425
Argentina | Mendoza
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	1,117	1,117
Vineyards in development	23	23
Total planted vineyards	1,140	1,140
Land rotation	285	285
Fruit trees	0	0
Total agricultural area	1,425	1,425
USA
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	390	403
Vineyards in development	72	66
Total planted vineyards	462	469
Land rotation	1	1
Fruit trees	3	3
Total agricultural area	466	473
USA | Fetzer
Disclosure of detailed information about property, plant and equipment [line items]
Vineyards in production	390	403
Vineyards in development	72	66
Total planted vineyards	462	469
Land rotation	1	1
Fruit trees	3	3
Total agricultural area	466	473